Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of
					Average	Average	Initial Fixed
					Summary	Compensation	$100 Invstment
	Summary	Compensation	Summary	Compensation	Compensation	Actually	Based On
	Compensation	Actually	Compensation	Actually	Table Total for	Paid to	Total	Net
	Table Total	Paid to	Table Total for	Paid to	Non-PEO	Non-PEO	Shareholder	Income
Year	for PEO 1(1)*	PEO 1(2)*	PEO 2(1)*	PEO 2(2)*	NEOs(3)	NEOs(4)	Return(5)	(millions)(6)
2024	$—	$—	$3,022,589	$2,122,812	$910,365	$691,994	$138.91	$0.781
2023	$—	$—	$2,121,773	$1,859,759	$1,147,119	$978,693	$196.52	$9.052
2022	$865,622	$936,247	$2,239,932	$1,032,239	$1,785,875	$611,192	$120.87	$6.129
*

PEO 1 relates to Darin Billerbeck, who served as PEO for all of 2021 and a portion of 2022 until March 2022. PEO 2 relates to Sanjeev Aggarwal, who has served as PEO since March 2022. The individuals comprising the Non-PEO NEOs for each year presented are below:

2024	2023	2022
Matthew Tenorio	Anuj Aggarwal	Anuj Aggarwal
Anuj Aggarwal	David Schrenk	N/A
David Schrenk	N/A	N/A
(1)	The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(2)	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and average amount of CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for the year to determine the compensation actually paid:

					Inclusion of	Inclusion of
			Exclusion of	Exclusion of	Prior Year	Prior Year
		Summary	Stock Awards	Stock Options	Stock Awards	Stock Options	Compensation
		Compensation	Unvested as of	Unvested as of	Vested as of	Exercised as of	Actually
		Table Total for	Year-End for	Year-End for	Year-End for	Year-End for	Paid to
Year	PEO	PEO	PEO*	PEO*	PEO*	PEO*	PEO**
2024	PEO 1	$—	$—	$—	$—	$—	$—
2024	PEO 2	$3,022,589	$(1,833,825)	$—	$772,146	$161,901	$2,122,812
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	The sum and/or computation of individual numerical amounts disclosed in the table may not equal the total due to rounding.
(3)	The dollar amounts represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

				Average	Average
	Average	Average	Average	Inclusion of	Inclusion of
	Summary	Exclusion of	Exclusion of	Prior Year	Prior Year
	Compensation	Stock Awards	Stock Options	Stock Awards	Stock Options	Average
	Table	Unvested as of	Unvested as of	Vested as of	Exercised as of	Compensation
	Total for	Year-End	Year-End	Year-End	Year-End	Actually Paid
	Non-PEO	for Non-PEO	for Non-PEO	for Non-PEO	for Non-PEO	to Non-PEO
Year	NEOs	NEOs*	NEOs*	NEOs*	NEOs*	NEOs**
2024	$910,365	$(571,428)	$—	$256,335	$96,721	$691,994
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	The sum and/or computation of individual numerical amounts disclosed in the table may not equal the total due to rounding.
(5)	For the relevant year, represents the cumulative TSR of our common stock at the end of each year. In each case, assume an initial investment of $100 on December 31, 2021.
(6)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote

2024	2023	2022
Matthew Tenorio	Anuj Aggarwal	Anuj Aggarwal
Anuj Aggarwal	David Schrenk	N/A
David Schrenk	N/A	N/A

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and average amount of CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for the year to determine the compensation actually paid:

					Inclusion of	Inclusion of
			Exclusion of	Exclusion of	Prior Year	Prior Year
		Summary	Stock Awards	Stock Options	Stock Awards	Stock Options	Compensation
		Compensation	Unvested as of	Unvested as of	Vested as of	Exercised as of	Actually
		Table Total for	Year-End for	Year-End for	Year-End for	Year-End for	Paid to
Year	PEO	PEO	PEO*	PEO*	PEO*	PEO*	PEO**
2024	PEO 1	$—	$—	$—	$—	$—	$—
2024	PEO 2	$3,022,589	$(1,833,825)	$—	$772,146	$161,901	$2,122,812
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	The sum and/or computation of individual numerical amounts disclosed in the table may not equal the total due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 910,365	$ 1,147,119	$ 1,785,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 691,994	978,693	611,192
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

				Average	Average
	Average	Average	Average	Inclusion of	Inclusion of
	Summary	Exclusion of	Exclusion of	Prior Year	Prior Year
	Compensation	Stock Awards	Stock Options	Stock Awards	Stock Options	Average
	Table	Unvested as of	Unvested as of	Vested as of	Exercised as of	Compensation
	Total for	Year-End	Year-End	Year-End	Year-End	Actually Paid
	Non-PEO	for Non-PEO	for Non-PEO	for Non-PEO	for Non-PEO	to Non-PEO
Year	NEOs	NEOs*	NEOs*	NEOs*	NEOs*	NEOs**
2024	$910,365	$(571,428)	$—	$256,335	$96,721	$691,994
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**	The sum and/or computation of individual numerical amounts disclosed in the table may not equal the total due to rounding.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the remaining NEOs, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following chart sets forth the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the remaining NEOs, compared to our net income reported in our most recent 10-K filing for each of the years presented:

Total Shareholder Return Amount	$ 138.91	196.52	120.87
Net Income (Loss)	$ 781,000	9,052,000	6,129,000
PEO Name	Sanjeev Aggarwal
Darin Billerbeck
Pay vs Performance Disclosure
PEO Total Compensation Amount			865,622
PEO Actually Paid Compensation Amount			936,247
Sanjeev Aggarwal
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,022,589	2,121,773	2,239,932
PEO Actually Paid Compensation Amount	2,122,812	$ 1,859,759	$ 1,032,239
PEO | Sanjeev Aggarwal | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,833,825)
PEO | Sanjeev Aggarwal | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	772,146
PEO | Sanjeev Aggarwal | Prior Year Stock Options Exercised in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,901
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(571,428)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,335
Non-PEO NEO | Prior Year Stock Options Exercised in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 96,721